CORPORATE INFORMATION (Tables)	12 Months Ended
Jun. 30, 2025
Corporate Information
SCHEDULE OF COMPANY’S SUBSIDIARIES

As at the date of these consolidated financial statements, details of the subsidiary companies are as follows:

	Place of	Date of		Effective ownership as of June 30,
Name	incorporation	incorporation	Principal activities	2024	2025
TryHard Japan Co., Ltd.	Japan	October 16, 2013	Entertainment event management, restaurant operations	100%	100%
TryHard Tech Co., Ltd.	Japan	May 1, 2018	Entertainment event management, sub-leasing	100%	100%
Iroha Music Co., Ltd.	Japan	March 28, 2016	Music event management	100%	100%
TryHard Management Co., Ltd.	Japan	February 13, 2017	Restaurant operation	100%	100%